Fair Value Measurement - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other long-term assets	Other long-term assets
Secured Mortgage Loan | Level 2 | Loans Payable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of loan	$ 70.6